Note 5 - Loans (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Maturities of Long-term Debt [Table Text Block]
Maturity dates	Amounts
$
(Unaudited)

Year ending December 31, 2021	-
Year ending December 31, 2022	2,184

Total	2,184